Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other receivables [text block] [Abstract]
Disclosure of trade and other receivables [text block]
7.	Trade and other receivables

(a)	This item comprised the following:

	Current		Non-current
	2019	2018	2019	2018
	S/(000)	S/(000)	S/(000)	S/(000)

Trade receivables (b)	100,201	80,328	-	-
Other accounts receivable (c)	12,973	3,353	386	-
Other receivables from sale of fixed assets	1,023	3,967	732	923
Loans granted	1,566		198
Loans to employees	1,398	1,032	-	-
Accounts receivable from Parent company and affiliates, note 26	1,171	3,209	-	-
Interest receivables, note 6(c)	408	164	-	-
Indemnification from insurance	231	10,366	-	-
Funds restricted to tax payments	-	331	-	-
Allowance for expected credit losses (d)	(3,747)	(2,295)	-	-

Financial assets classified as receivables (e)	115,224	100,455	1,316	923
Value-added tax credit	4,956	2,308	3,157	3,402
Tax refund receivable	350	206	9,242	9,241
Allowance for expected credit losses (d)	-	-	(9,034)	(9,034)

Non-financial assets classified as receivables	5,306	2,514	3,365	3,609
	120,530	102,969	4,681	4,532

(b)	Trade account receivables have current maturities (30 to 90 days) and those overdue interest bearing.

(c)	As of December 31, 2019, includes principally accounts receivable from a third party for the sale of regional and local public investment certificates (CIPRL) for S/9,900,000. These certificates were delivered to the Group by the Peruvian Government as compensation for the investment made in a public work and constitute a security that can be used for the payment of taxes by any entity.

(d)	The movement of the allowance for expected credit losses is as follows:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Opening balance	11,329	1,685	781
Additions	1,452	9,717	1,190
Recoveries	-	(62)	-
Write-off	-	(11)	(286)

Ending balance	12,781	11,329	1,685

As of December 31, 2019, the additions included S/1,452,000 related to the allowance for expected credit losses for trade receivables (S/683,000 as of December 31,2018), which are presented in “Selling and distribution expenses” in the consolidated statement of profit or loss, see note 21.

As of December 31, 2018, the additions included S/9,034,000 related to the allowance for expected credit losses for tax refund receivable, see note 23.

(e)	The aging analysis of trade and other accounts receivable as of December 31, 2019 and 2018, is as follows:

			Past due but not impaired
	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2019	116,540	92,325	12,525	531	1,635	-	9,524
2018	101,378	32,591	43,441	9,303	3,364	620	12,059